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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1114 Avenue of the Americas, 29th Floor
         New York, NY 10036

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (212) 903-2800

Signature, Place, and Date of Signing:


           /s/ Peter Thiel                   August 14, 2009        New York, NY
-------------------------------------   ------------------------   -------------
             [Signature]                          [Date]           [City, State]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         14
Form 13F Information Table Value Total:     13,289
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2   COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- ---------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                               VOTING AUTHORITY
                            TITLE OF              VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
      NAME OF ISSUER          CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------- ---------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
APARTMENT INVT & MGMT CO      CL A    03748R101      354  40,000 SH       SOLE                40,000      0    0
APOLLO GROUP INC              CL A    037604105      312   4,387 SH       SOLE                 4,387      0    0
BED BATH & BEYOND INC          COM    075896100      288   9,382 SH       SOLE                 9,382      0    0
CONTANGO OIL & GAS COMPANY   COM NEW  21075N204      306   7,200 SH       SOLE                 7,200      0    0
DELL INC                       COM    24702R101      353  25,719 SH       SOLE                25,719      0    0
EXXON MOBIL CORP               COM    30231G102    2,097  30,000 SH  CALL SOLE
HEWLETT PACKARD CO             COM    428236103      402  10,400 SH       SOLE                10,400      0    0
INTEL CORP                     COM    458140100      497  30,000 SH       SOLE                30,000      0    0
ISTAR FINL INC                 COM    45031U101      283  99,800 SH       SOLE                99,800      0    0
MCDONALDS CORP                 COM    580135101      431   7,500 SH       SOLE                 7,500      0    0
NRG ENERGY INC               COM NEW  629377508    1,038  40,000 SH       SOLE                40,000      0    0
SPDR TR                    UNIT SER 1 78462F103    5,115  55,642 SH       SOLE                55,642      0    0
SELECT SECTOR SPDR TR  SBI INT-ENERGY 81369Y506    1,442  30,000 SH  CALL SOLE
SYSCO CORP                     COM    871829107      371  16,500 SH       SOLE                16,500      0    0


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